POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MARCH 8, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016 OF:

PowerShares DWA Tactical Sector Rotation Portfolio

Effective immediately, the second paragraph under the section titled “Fund Service Providers” appearing on page 17 is deleted in its entirety and replaced with the following:

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606 and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

Please Retain This Supplement for Future Reference.

P-DWTR-PRO-1-SUP-1 030816

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MARCH 8, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016 OF:

PowerShares S&P Emerging Markets High Beta Portfolio*

PowerShares S&P International Developed High Beta Portfolio*

PowerShares S&P International Developed High Quality Portfolio*

Effective immediately, the second paragraph under the section titled “Fund Service Providers” appearing on page 26 is deleted in its entirety and replaced with the following:

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606 and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

*	Effective as of the close of markets on March 18, 2016, each Fund’s name will change and the ticker symbol for the first two Funds listed below will change as follows:

EEMO PowerShares S&P Emerging Markets Momentum Portfolio

IDMO PowerShares S&P International Developed Momentum Portfolio

IDHQ PowerShares S&P International Developed Quality Portfolio

Please Retain This Supplement for Future Reference.

P-PS-PRO-EQI-2-SUP-1 030816

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MARCH 8, 2016 TO THE PROSPECTUS

DATED FEBRUARY 29, 2016 OF:

PowerShares Contrarian Opportunities Fund

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack AchieversTM Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500 Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

Effective immediately, the second paragraph under the section titled “Fund Service Providers” appearing on page 176 is deleted in its entirety and replaced with the following:

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606 and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

Please Retain This Supplement For Future Reference.

P-PS-PRO-EQI-SUP-1 030816

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MARCH 8, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016 OF:

PowerShares Fundamental Emerging Markets Local Debt Portfolio*

PowerShares KBW Capital Markets Portfolio*

PowerShares KBW Insurance Portfolio*

Effective immediately, the second paragraph under the section titled “Fund Service Providers” appearing on page 22 is deleted in its entirety and replaced with the following:

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606 and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

*	Effective as of the close of markets on March 18, 2016, the Fund will cease trading and liquidate thereafter.

Please Retain This Supplement for Future Reference.

P-PS-PRO-FIX-EQI-1 SUP-1 030816

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MARCH 8, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the second paragraph under the section titled “Fund Service Providers” appearing on page 101 is deleted in its entirety and replaced with the following:

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606 and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

Please Retain This Supplement for Future Reference.

P-PS-PRO-FIX-SUP-1 030816

SUPPLEMENT DATED MARCH 8, 2016 TO THE

STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016 OF:

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST,

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED

COMMODITY FUND TRUST,

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST,

POWERSHARES EXCHANGE-TRADED FUND TRUST II

and

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2015 OF:

POWERSHARES EXCHANGE-TRADED FUND TRUST,

AS PREVIOUSLY SUPPLEMENTED FEBRUARY 29, 2016, DECEMBER 4, 2015 AND

SEPTEMBER 29, 2015

Effective immediately, the first paragraph under the section titled “Miscellaneous Information” is deleted in its entirety and replaced with the following:

Counsel. Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606 and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

Please Retain This Supplement for Future Reference.

P-PS-SOAI-MULTI-SUP-1 030816